EQUITY - Reserves and Other Reserves (Details) - PEN (S/) S/ in Millions				12 Months Ended
	Feb. 27, 2025	Apr. 27, 2024	Apr. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Percentage of reserve required one				20.00%
Percentage of reserve required two				30.00%
Percentage of reserve required three				50.00%
Statutory reserve				S/ 9,810.2	S/ 9,175.8	S/ 8,621.7
Transfer from retained earnings to reserves	S/ 5,637.7	S/ 1,778.8	S/ 2,593.6
Bottom of range
Disclosure of reserves within equity [abstract]
Percentage of reserve required to be maintained of net profits				10.00%